Notes Payable and Convertible Notes Payable (Details Narrative) - USD ($)												9 Months Ended
	Sep. 23, 2025	Sep. 18, 2025	Sep. 15, 2025	Sep. 09, 2025	Sep. 02, 2025	Aug. 15, 2025	Aug. 09, 2025	Aug. 04, 2023	Apr. 26, 2023	Apr. 25, 2023	Apr. 11, 2023	Sep. 30, 2025	Sep. 30, 2024
Debt Instrument [Line Items]
Aggregate debt discount												$ 30,933	$ 11,231
Convertible note description												On October 20, 2023, the Company received notice from 1800 Diagonal, the holder of the April Promissory Note, Convertible Note and August Promissory Note (collectively, the “1800 Notes”) that such notes were in default. The holder has made demand for the immediate payment of the 1800 Notes of a sum representing 150% of the remaining outstanding principal balances of the 1800 Notes in the aggregate of $250,009, together with accrued interest and default interest as provided for in the 1800 Notes.
Additional principal amount												$ 88,618
Debt discount amortization expense												$ 30,933
April Promissory Note [Member] | Diagonal Lending 1800 [Member]
Debt Instrument [Line Items]
Debt face amount											$ 60,760
Gross proceeds											50,000
Unamortized discount											6,510
Legal fees											4,250
Aggregate debt discount											$ 10,760
Interest rate											13.00%
Maturity date											Mar. 11, 2024
Debt periodic payment frequency											monthly
Debt periodic payment											$ 7,629
Conversion of shares												15,431,359
Accrued interest												$ 31,564
Convertible Note [Member] | Diagonal Lending 1800 [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount											56,962
Gross proceeds											50,000
Unamortized discount											2,712
Legal fees											$ 4,250
Interest rate											8.00%
Maturity date											Apr. 11, 2024
Conversion of shares												51,805,600
Accrued interest												$ 107,426
August Promissory Note [Member] | Diagonal Lending 1800 [Member]
Debt Instrument [Line Items]
Debt face amount								$ 71,450
Gross proceeds								60,000
Unamortized discount								7,200
Legal fees								$ 4,250
Maturity date								May 24, 2024
Debt periodic payment frequency								monthly
Debt periodic payment								$ 8,971
Conversion of shares												46,214,206
Note payable balance												$ 98,436
April 25 Promissory Notes [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount										$ 60,000
Gross proceeds										$ 60,000
Interest rate										10.00%
Maturity date										May 26, 2023
Conversion of shares												31,500,000
Accrued interest												$ 63,000
Note payable balance												$ 75,600
April 26 Note [Member] | Promissory Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount									$ 57,502
Gross proceeds									$ 57,502
Interest rate									10.00%
Maturity date									May 26, 2023
Conversion of shares												30,188,550
Accrued interest												$ 60,377
Loss on settlement												72,453
August 15 Note [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount						$ 81,600
Gross proceeds						60,000
Unamortized discount						13,600
Legal fees						$ 8,000
Aggregate debt discount												$ 21,600
Maturity date						May 16, 2026
Interest rate												15.00%
September 2 Note [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount					$ 172,500
Gross proceeds					150,000
Unamortized discount					$ 22,500
Aggregate debt discount												$ 22,500
Maturity date					Aug. 31, 2026
Interest rate												12.00%
Lowest price					$ 0.01
Conversion price					$ 0.000075
September 9 Note [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount				$ 81,600
Gross proceeds				60,000
Unamortized discount				$ 13,600
Legal fees							$ 8,000
Aggregate debt discount												$ 21,600
Interest rate				71.00%
September 15 Note [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount			$ 287,500
Gross proceeds			244,000
Unamortized discount			37,500
Legal fees			$ 6,000
Aggregate debt discount												$ 287,500
Maturity date			Sep. 15, 2026
Interest rate												10.00%
Lowest price			$ 0.01
Inducement shares			8,500,000
Inducement shares, value			$ 174,517
Lowest price, percentage			65.00%
September 18 Note [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount		$ 115,000
Gross proceeds		94,000
Unamortized discount		15,000
Legal fees		$ 6,000
Aggregate debt discount												$ 121,000
Maturity date		Sep. 18, 2026
Interest rate												10.00%
Lowest price		$ 0.01
Conversion price		$ 0.000075
Inducement shares		3,400,000
September 18 Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Legal fees		$ 6,000
September 23 Note [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount	$ 143,750
Gross proceeds	119,000
Unamortized discount	18,750
Legal fees	$ 6,000
Aggregate debt discount												$ 143,750
Maturity date	Sep. 23, 2026
Interest rate												10.00%
Lowest price	$ 0.01
Inducement shares	4,250,000
Inducement shares, value	$ 71,400
Lowest price, percentage	65.00%
September 23 Note [Member] | Second Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount	$ 143,750
Gross proceeds	119,000
Unamortized discount	18,750
Legal fees	$ 6,000
Aggregate debt discount												$ 143,750
Maturity date	Sep. 23, 2026
Interest rate												10.00%
Lowest price	$ 0.01
Inducement shares	4,250,000
Inducement shares, value	$ 71,400
Lowest price, percentage	65.00%
Edge Mode [Member]
Debt Instrument [Line Items]
Outstanding note payable amount												$ 35,000